Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of product net sales by country of sales

Year Ended
(in thousands of $)	December 31, 2022
United States	$377,659
Japan	15,764
Europe	5,678
Other*	1,619
Total product net sales	$400,720

* The product net sales relates to sales made outside of the U.S., Japan and Europe and relates to named patient sale made with the U.S. label.

Schedule of collaboration revenue generated by external customers

	Year ended
	December 31,
(in thousands of $)	2022	2021	2020
Denmark	$5,365	$1,389	$342
Belgium	—	—	—
United States	—	317,396	40,901
China	4,238	178,370	—
Other	424	123	—
Total collaboration revenue	$10,026	$497,277	$41,243

Schedule of external customers geographically location

	Non-current assets
	At December 31,
(in thousands of $)	2022	2021	2020
Netherlands	$—	$—	$1
Belgium	275,620	268,733	200,125
United States	2,325	3,138	4,751
Japan	2,763	3,232	2,491
Switzerland	—	8	—
Germany	130	—	—
France	4	—	—
Total	$280,841	$275,111	$207,368